Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS
The Province is a shareholder of Hydro One with approximately 47.4% ownership at December 31, 2018. The Independent Electricity System Operator (IESO), Ontario Power Generation Inc. (OPG), Ontario Electricity Financial Corporation (OEFC), and the OEB, are related parties to Hydro One because they are controlled or significantly influenced by the Province.

Year ended December 31 (millions of dollars)
Related Party	Transaction	2018	2017
Province	Dividends paid	275	301
IESO	Power purchased	1,636	1,583
	Revenues for transmission services	1,615	1,521
	Amounts related to electricity rebates	477	357
	Distribution revenues related to rural rate protection	239	247
	Distribution revenues related to the supply of electricity to remote northern communities	35	32
	Funding received related to CDM programs	62	59
OPG	Power purchased	10	9
	Revenues related to provision of services and supply of electricity	9	8
	Costs related to the purchase of services	—	1
OEFC	Power purchased from power contracts administered by the OEFC	2	2
OEB	OEB fees	8	8

Sales to and purchases from related parties are based on the requirements of the OEB’s Affiliate Relationships Code. Outstanding balances at period end are interest-free and settled in cash.